Financial Instruments and Financial Risk Management - Schedule of Potential Impact on Pre-Tax Income Due to Change in Fair Value of Price Risk Derivatives (Details) $ in Millions	12 Months Ended
	Dec. 31, 2022 CAD ($) $ / gigajoule $ / gigajoule $ / MWh $ / barrel	Dec. 31, 2021 CAD ($)
Derivative
Unrealized gains (losses) on risk management contracts	$ (49)	$ 18
PJM power price
Derivative
Increase or decrease to forward prices, energy | $ / MWh	1
Unrealized gains (losses) on risk management contracts	$ 43
NYMEX natural gas price
Derivative
Increase or decrease to forward prices, energy | $ / gigajoule	0.50
Unrealized gains (losses) on risk management contracts	$ 30
Energy exports
Derivative
Unrealized gains (losses) on risk management contracts	$ (3)
Energy exports | LPG purchase
Derivative
Increase or decrease to forward prices, volume | $ / barrel	1
Baltic LPG Freight
Derivative
Unrealized gains (losses) on risk management contracts	$ 12
Baltic LPG Freight | LPG purchase
Derivative
Increase or decrease to forward prices, volume | $ / barrel	1
NGL frac spread
Derivative
Unrealized gains (losses) on risk management contracts	$ 16	$ (13)
NGL frac spread | LPG purchase
Derivative
Increase or decrease to forward prices, volume | $ / barrel	1
Unrealized gains (losses) on risk management contracts	$ (1)
NGL frac spread | Gas purchase
Derivative
Increase or decrease to forward prices, energy | $ / gigajoule	0.50
Unrealized gains (losses) on risk management contracts	$ 3